Cover Page	12 Months Ended
Mar. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amendment No. 1”) amends the Annual Report on Form 20-F of Sify Technologies Limited (the “Company” or “Sify”) for the year ended March 31, 2024 (the “Original Form 20-F”), filed on May 7, 2024, with the Securities and Exchange Commission (the “SEC”) in response to certain comments raised by the Staff of the SEC. In this Amendment No. 1, the Company is refiling its financial statements presented in the Original Form 20-F in order to restate the presentation of its Compulsorily Convertible Debentures (“CCDs”) in the Consolidated Statement of Financial Position and its resulting impact on the Consolidated Statements of Comprehensive Income, Consolidated Statements of Changes in Equity and Consolidated Statements of Cash Flows for each of the two years ended March 31, 2024 and March 31, 2023. As a result of the change in presentation, Series 1 and Series 2 CCDs amounting to Rs. 4,000 million are treated as liabilities instead of equity as previously presented in the financial statements in the Original Form 20-F. The present value of interest payments of the Series 4 CCDs of Rs. 2,076 million are also presented as a liability instead of equity as in the Original Form 20-F, but the remaining value of Rs. 2,724 million continues to be presented as equity. For the Series 5 CCDs, the present value of interest payments of Rs. 518 million is similarly now presented as a liability, while the remaining value of Rs. 682 million is assigned to the other component. The residual component of the Series 5 CCDs will be treated as a financial liability until the fixed conversion ratio of the Company’s equity shares is determined. These CCDs are presented separately as “Other Equity” and will be presented as non-controlling interests upon issue of equity shares in the future. For additional information see Note 19 in the notes to our financial statements. Additionally, the Company is expanding disclosure regarding conversion terms of CCDs and other items in the Financial Statements including: (i) changes describing the accounting treatment of the CCDs under Notes 16A, 19 and 28 to our financial statements; (ii) providing the depreciation policy for “improvements forming part of the building-5 years” under Item 18 , (iii) inclusion of a clarifying parenthetical for Other Bank deposits under Note 8 to our financial statements, denoting that such have a maturity period longer than 3 months; (iv) additional disclosure for “Financial assets included in Other Assets” under Note 10 to our financial statements; (v) additional disclosure relating to the accounting of Rs. 64.6 million under the Service tax contingency under Note 31 of our financial statements; (vi) additional disclosure related to contract breaches and conditions for conversion pursuant to the put option agreement under contingency under Note 31 to our financial statements; (vii) disclosure relating to conversion terms of CCDs under Note 19 to our financial statements; and (viii) minor typographical and clerical changes. We have also made corresponding changes to reflect the changes in our financial statement to Item 3 and Item 5 of this Amendment No. 1. This Amendment No. 1 also revises “Part I, Item 6 – Directors, Senior Management and Employees – F. Disclosure of a Registrant’s Action to Recover Erroneously Awarded Compensation” to include a discussion of the Company’s conclusion with respect to the application of the Company’s Clawback Policy. Due to the amendment in presentation of CCDs in the financial statements filed with the Original Form 20-F, the Company has re-evaluated the effectiveness of the Company’s internal control over financial reporting as of March 31, 2024 and identified material weakness in the Company’s internal control over financial reporting that existed, relating to the classification of the CCDs. As a result, Item 15 of Original Form 20-F has been similarly amended in this Amendment No. 1 and we have added a risk factor with regards to the found material weakness under Item 3 of this Amendment No.1 See Item 3. — Risk Factors. — “We have identified material weakness in our internal control over financial reporting. If we are unable to maintain an effective system of internal control over financial reporting, we may not be able to accurately report our financial results or prevent or detect fraud. As a result, current and potential investors could lose confidence in our financial reporting, which could harm our business and have an adverse effect on our ADS price. This Amendment No. 1 includes currently dated certifications from the Chief Executive Officer and Chief Financial Officer, as required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 (included in this Amendment No. 1 as Exhibits 12.1, 12.2, 13.1 and 13.2). Except as described above, this Amendment No. 1 does not amend, update or change any other items or disclosures in the Original Form 20-F and does not purport to reflect any information or events subsequent to the filing thereof. As such, this Amendment reflects all information as of the date the Original Form 20-F was filed, and the Company has not undertaken herein to amend, supplement or update any information contained in the Original Form 20-F to give effect to any subsequent events. Accordingly, this Amendment should be read in conjunction with the Original Form 20-F and any subsequent filings by the Company with the SEC.
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	SIFY TECHNOLOGIES LTD
Entity Central Index Key	0001094324
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	SIFY
Entity Common Stock, Shares Outstanding	183,332,460
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	American Depositary Shares, each represented by One Equity Share, par value ₹ 10 per share
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	true
Auditor Name	Manohar Chowdhry & Associates
Auditor Firm ID	5341
Auditor Location	Chennai, India
Entity Address, Address Line One	TIDEL Park, 2nd Floor
Entity Address, Address Line Two	4, Rajiv Gandhi Salai
Entity Address, Address Line Three	Taramani
Entity Address, City or Town	Chennai
Entity Address, Country	IN
Entity Address, Postal Zip Code	600 113
Entity File Number	000-27663
Entity Incorporation, State or Country Code	K7
Document Accounting Standard	International Financial Reporting Standards
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	M.P.Vijay Kumar
Contact Personnel Email Address	vijaykumar.mp@sifycorp.com
Entity Address, Address Line One	TIDEL Park, 2nd Floor
Entity Address, Address Line Two	4, Rajiv Gandhi Salai
Entity Address, Address Line Three	Taramani
Entity Address, City or Town	Chennai
Entity Address, Country	IN
Entity Address, Postal Zip Code	600113
City Area Code	91
Local Phone Number	44-2254-0770